REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

8. REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES

During the years ended December 31, 2021 and 2020, the Company had the following sources of revenue and other income, and general and administrative expenses:

Revenue and other income	Year ended	Year ended
	December 31, 2021	December 31, 2020
Royalty revenue	$3,742	$1,478
Interest and other income	1,256	937
Option and other property income	4,357	4,700
Dividend income	79	84
	$9,434	$7,199

General and administrative expenses	Year ended	Year ended
	December 31, 2021	December 31, 2020
Salaries, consultants, and benefits	$1,873	$2,360
Professional fees	1,666	968
Investor relations and shareholder information	689	604
Transfer agent and filing fees	317	222
Administrative and office	987	944
Travel	68	74
	$5,600	$5,172